R&D Expense - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development [Abstract]
Research and development expense	$ 0	$ 0	$ 588